Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Provision (benefit) for income taxes
Current	$ 55,010	$ 47,790	$ 60,529
Deferred	(4,857)	1,252	(19,137)
Income taxes	50,153	49,042	41,392
Deferred tax assets:
Deferred revenue	38,214	40,436
Employee compensation and benefits	74,248	65,320
Intangible assets, computer software and intellectual property	13,747	16,882
Tax credits, net capital and operating loss carryforwards	169,091	204,594
Other	36,826	24,758
Total deferred tax assets	332,126	351,990
Valuation allowances	(117,011)	(137,836)
Total deferred tax assets, net	215,115	214,154
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(40,175)	(36,640)
Intangible assets, computer software and intellectual property	(101,583)	(106,408)
Other	(28,131)	(34,784)
Total deferred tax liabilities	(169,889)	(177,832)
Net deferred tax assets	45,226	36,322
Effective income tax rate varied from the statutory Guernsey tax rate
Statutory Guernsey tax rate (percentage)	0.00%	0.00%	0.00%
Foreign taxes (percentage)	11.00%	12.00%	11.00%
Effective income tax rate	11.00%	12.00%	11.00%
Aggregate changes in balance of Company's gross unrecognized tax benefits
Unrecognized tax benefits, Beginning balance	132,861	118,662
Additions based on tax positions related to the current year	20,183	19,849
Additions for tax positions of prior years	4,918	3,548
Reduction for tax positions of prior years	(5,527)
Settlements with tax authorities	(3,290)	(5,231)
Lapse of statute of limitations	(15,271)	(3,967)
Unrecognized tax benefits, Ending balance	$ 133,874	$ 132,861	$ 118,662